Rule 497(e)
File Nos. 333-52956 and 811-07549

SCHWAB ONESOURCE ANNUITY®

Supplement dated June 12, 2015
to the Prospectus
dated May 1, 2015
for the Variable Annuity-1 Series Account
of Great-West Life & Annuity Insurance Company

Effective immediately, the table in Appendix A to the prospectus is hereby amended by deleting the information found on page A-36 under the heading, ‘Schwab S&P 500 Index’ and replacing it with the following:

INVESTMENT DIVISION (0.85)	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
SCHWAB S&P 500 INDEX
Value at beginning of period	20.89	15.95	13.90	13.76	12.10	9.67	15.38	14.72	12.84	12.37
Value at end of period	23.49	20.89	15.95	13.90	13.76	12.10	9.67	15.38	14.72	12.84
Number of accumulation units outstanding at end of period	1,154,534	1,083,349	893,491	935,759	944,880	1,226,943	1,128,397	1,069,568	970,617	983,799

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and Statement of Additional Information dated May 1, 2015.

Please read this Supplement carefully and retain it for future reference.